Continuing Operations Provision Benefit for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal			$ (21)	$ (26)	$ (41)
State			9	4	3
Foreign			54	60	53
Total current			42	38	15
Deferred:
Federal			(54)	(103)	(63)
State			3	(39)	(8)
Foreign			(29)	(14)	(13)
Total deferred	(31)	34	(80)	(156)	(84)
Total			$ (38)	$ (118)	$ (69)